Expense Example - AMG Yacktman Focused Fund	Apr. 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 130
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,556
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,340